Document and Entity Information	12 Months Ended
Sep. 20, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	Nuveen Investment Trust V
Central Index Key	0001380786
Amendment Flag	false
Document Creation Date	Sep. 20, 2012
Document Effective Date	Sep. 20, 2012
Prospectus Date	Sep. 20, 2012